Adhia Funds, Inc.

Adhia Twenty Fund - Semiannual Report



Dear Shareholder:



We are pleased to present this semi annual report for the Adhia Twenty Fund.

This report covers the six month period from January 1, 2000 through June 30,

2000. For this six month period, Adhia Twenty Fund has posted a gain of 1.55%

compared to a 0.27% return on the Standard and Poor's 500.  The bust of "dot com" companies has made investors pay more attention to traditional companies.

Our stock selection criteria are so stringent that we have avoided the "dot com" bust in its entirety.



Winners:



The gain leaders for Adhia Twenty Fund were Oracle Corp. (ORCL) which went up

50% in the first six months of this year.  Current explosion in E-commerce and

Internet has brought a whole new market for Oracle. This is one software company which is racking up actual profits from the Internet boom.  We had a short-term position in Sybase (SYBS), a competitor to Oracle, in which we gained 31% on investment. However, due to stiff competition from Oracle, we believe Sybase would not be able to sustain its market momentum. So far we have been proven right.



On the pharmaceutical end, Pfizer (PFE) went up 48% and a biotechnology company Genzyme General (GENZ) gained 32% and Amgen (AMGN) showed a gain of

17% for the reporting period. Quicker approval of new drugs and solid pipeline of new products should allow these three drug manufacturers to consistently report higher revenues and profit. Also, the new initiatives by Washington to include prescription drugs benefit to Medicare recipients will work out in favor of drug companies in a long run.



One more candidate worthy of mention on our gainer list is Anheuser Busch

Companies (BUD), which is a new comer to our portfolio. We took the position in this defensive stock at the correct time providing us a gain of 26% in a very short period.



Losers:



We sold many of our dogs in first half of 2000. These include: Health South

Corporation (HRC), CompUSA (CPU), and Thomas & Betts Corporation (TNB). These

companies had consistently disappointed the market with lower revenues and profits. Thus they did not fit our focus approach of investing.  One of our favorite stocks, Intuit (INTU), also sustained loss of 31% during the first half of 2000. However, we believe this is a good buying opportunities on

Intuit because this company, with its financial software like Quicken,

QuickBooks and Turbo Tax, has penetrated market better than any of its competitors. Intuit's Internet strategy and cross-selling of financial services makes this company very attractive. Also, it has consistently reported substantial growth in revenues and profits for last several years.

We will keep holding this quality stock with the price target of $65 in next six months.  We came late to party of QualComm (QCOM), market darling of the year 1999.  So far we have lost close to 57% of our investment in QualComm.

Fortunately, we had taken only a small position in the company.





Outlook for the next six months:



We believe that the US economy will continue to exhibit slower growth and the

Federal Reserve will stay on the side line till the Presidential election.

"Dot com" bust of the first half will make investors look for the companies with profitability, strong balance sheets, and stability. These factors favor the multinational companies, and cyclic sectors like industrial, chemicals and consumer goods. Our fund will be looking to invest in companies that represent these sectors. The pharmaceutical sector has shown buying opportunities. We will continue to strive to target combination of growth stocks with reasonable market multiples.



We appreciate your confidence over the past twelve months, and look forward to your continued participation in Adhia Twenty Fund.



/S/ Hitesh P. Adhia

President











































Adhia Funds, Inc.

Adhia Twenty Fund

Statement of Assets and Liabilities (unaudited)

As of June 30, 2000







ASSETS:

	Investment in Securities                              $ 294,537.50

	Cash at Fidelity Reserve / Bank                         315,044.05

	Dividend / Interest Receivable                              130.69

	Prepaid Insurance                                           212.00



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Total Assets                                                  $ 609,924.24

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LIABILITIES



	Accrued Expense                                           2,388.31

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Total Liabilities                                                 2,388.31

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NET ASSETS:



	Net Assets  (equivalent to $11.79 per share issued

		     based on 51,516.764 Shares of Capital

		     Stock Outstanding) (Note 5)                607,535.93





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Total Liabilities and Net Assets                              $ 609,924.24

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CALCULATION OF NET ASSETS

	Offering and Redemption Price Per Share

		($607,535.95 / 51,516.764 Shares Outstanding)      $ 11.79









Attached Notes Are Integral Part of Financial Statements            Page 3



Adhia Funds, Inc.

Adhia Twenty Fund

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2000:





INCOME:

	Dividend                                                 $1,339.00

	Interest                                                  5,711.80



		Total Income                                     $7,050.80





EXPENSES:

	Director Fees                                               750.00

	Licenses and Permits                                        355.00

	Transfer Agent Services                                   2,410.04

	Professional Fees                                           762.00

	Other Expenses                                              339.36

	Management Fees                                           2,483.00



		Total Operating Expenses before                   7,099.40



		Less: Subsidized by Investment Advisors          (2,483.00)



		Net                                              $4,616.40

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NET INVESTMENT INCOME/(LOSS)                                      2,434.40



NET REALIZED LOSS ON INVESTMENT                                  (3,510.21)



NET INCREASE IN UNREALIZED APPRECIATION

    ON INVESTMENT                                                 4,532.96



NET GAIN ON INVESTMENT                                            1,022.75



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NET INCREASE IN NET ASSETS RESULTING

    FROM OPERATIONS                                             $ 3,457.15

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Attached Notes Are Integral Part of Financial Statements            Page 4







Adhia Funds, Inc.

Adhia Twenty Fund

Statement of Changes in Net Assets

For the Year Ended December 31, 1999 and Six Months Ended June 30, 2000



					 June 30, 2000           Dec 31, 1999

					  (unaudited)

INCREASE (DECREASE) IN NET ASSETS

  FROM OPERATIONS



Investment Income (Loss) - Net              $2,434.40                 (112.75)



Net Realized Gain (Loss) on Investments     (3,510.21)              20,108.01



Change in Unrealized Appreciation

on Investments                               4,532.96               28,232.75



Net Increase (Decrease) in Net Assets

Resulting from Operations                    3,457.15               48,228.01





PROCEEDS FROM SHARES ISSUED                311,726.00              152,000.00



PAYMENTS TO REDEEM SHARES                  (20,136.17)



TOTAL INCREASE                             295,046.98              200,228.01



NET ASSETS AT THE BEGINNING OF THE PERIOD  312,488.95              112,260.94



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NET ASSETS AT THE END OF THE PERIOD       $607,535.93             $312,488.95

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Attached Notes Are Integral Part of Financial Statements            Page 5







Adhia Funds, Inc.

Adhia Twenty Fund

Schedule of Investments

As of June 30, 2000



Security                              Shares    Cost Basis      Market Value

Common Stocks

2.5%    Banking

	BANK AMERICA CORP               350     $18,382.35       $15,050.00



2.6%    Communication and Equipment

	A T & T CORP COM                100       5,283.70         3,181.25

	CISCO SYSTEMS INC COM           200       5,189.95        12,712.50

	GLOBAL TELESYS GROUP INC      2,000      24,529.90        24,125.00

	QUALCOMM INC                    100      14,002.45         6,000.00



3.7%    Food, Beverage

	ANHEUSER BUSCH COS INC          300      17,714.95        22,406.25



6.2%    Software and Services

	INTUIT                          300       6,902.45        12,412.50

	ORACLE CORP COM                 300       2,576.22        25,218.75



8.0%    Health Care

	AMGEN INC COM                   200       6,114.95        14,050.00

	BOSTON SCIENTIFIC CORPORATION   400       9,154.90         8,775.00

	GENZYME GENERAL CORPORATION     200       7,164.95        11,887.50

	MCKESSON HBOC, INC              200       5,814.95         4,187.50

	PFIZER INC                      200       6,714.95         9,600.00



2.5%    Retail

	ALBERTSONS INC COM              200       9,179.90         6,650.00

	OFFICEMAX INC COM               400       4,017.40         2,000.00

	K MART CORP COM               1,000      11,079.90         6,812.50



4.1%    Chemicals and Industrial

	COOPER TIRE & RUBBER CO COM   1,400      19,907.35        15,575.00

	DUPONT E I DE NEMOURS CO        400      19,414.95        17,500.00

	INGERSOLL RAND CO               500      17,452.45        20,125.00

	AIR PRODUCTS & CHEMICALS INC    300       8,564.95         9,243.75



2.8%    Consumer Products

	PROCTER & GAMBLE CO             300      16,814.95        17,025.00



4.9%    Apparel

	TOMMY HILFIGER CORP COM       4,000      28,944.90        30,000.00



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48.5%   Total Investment in Securities         $264,923.42      $294,537.50

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51.9%   Fidelity Cash Reserve / Bank           $315,044.05      $315,044.05



0.3%    Other Assets (Liabilities) Net                            (2,045.62)



=============================================================================

100%    Net Asset                              $579,967.47      $607,535.93

=============================================================================





Attached Notes Are Integral Part of Financial Statements            Page 6



Adhia Funds, Inc.

Adhia Twenty Fund



Notes to Financial Statements



I       Significant Accounting Policies:



The following is a summary of significant accounting polices of the Adhia

Twenty Fund (the "Fund"), a portfolio of the Adhia Funds, Inc. (the "Company")

which is  an open-end non-diversified management investment company registered under the Investment Company Act of 1940 (the "1940 Act").  The Company was

incorporated under the laws of Maryland on January 27, 1998, and the

Registration was effective January 1, 1999.  The Fund's investment objective is to seek capital appreciation through investment in an average of about twenty different stocks.



(a) Each security is valued at the last sale price reported by the principal security exchange on which the issue is traded. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors.

Short-term investment are valued at amortized costs which approximates quoted market value.  For financial reporting purposes, investment transactions are recorded on trade date.  Cost amounts, as reported on the schedule of investments, are substantially the same for Federal income tax purposes.



(b) Net realized gains and losses on common stock are computed on the identified cost basis.



(c) Provision has not been made for Federal income taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment company taxable income and net capital gains to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to a regulated investment company.



(d) Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.



(f) Generally accepted accounting principles require that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.



(g) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from these estimates.



II      Fund Advisor:



The  Fund has an agreement with Adhia Investment Advisors, Inc.

(the "Advisor"), with whom certain officers and directors of Adhia Funds, Inc.

are affiliated, to furnish investment advisory services to the Fund.



Under the terms of this agreement, the Fund will pay the Advisor a monthly fee based on the Fund's average daily net assets at the annual rate of 1.00%.

Under the investment advisory agreement, if the aggregate annual operating expenses (including the investment advisory fee and the administration fee but excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) exceed 2 1/2% which is the lowest limitation imposed by state securities administrators, the Advisor will reimburse the Fund for the amount of such excess.  For the period ended June 30, 2000, the Advisor waived advisory fees in the amount of $ 2,483.



III     Organization Costs:



Organizational costs and initial registration expenses are paid by the sponsor and Advisor Adhia Investment Advisors, Inc.



IV.     Investment Transactions:



For the period ended June 30, 2000, purchases and proceeds of sales of investment securities were $223,466.70 and $72,404.57 respectively for common stock.



V.      Capital Stock:



Capital Stock, is composed of Common Stock 500,000,000 Shares Authorized and

51,516.76 issued at $.001 par value.  Net Assets are composed of Capital

Stocks Investment Plus Accumulated Net Investment Income, Plus Accumulated

Realized Gain on Investments, Plus Change in Unrealized Appreciation of

Investments Net of Distributions to Stockholders.



FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period as follows:



					   June 30,2000     1999      1998



Net assets value at beginning of the year     $11.61        $9.70     $10.00

Income Loss From Operation:

Net investment Income (Loss) (a)                0.15        <2.26>     <0.01>

Net realized gain (loss) (b)                   <0.09>        1.74      <0.03>

Net unrealized gain (loss) (b)                  0.12         2.43      <0.26>



Net Assets value at end of year (c)           $11.79        11.61       9.70



(a) This amount has been adjusted for changed in the average number of stocks outstanding throughout the period.

(b) Computer using the number of shares outstanding at the beginning of the period 26,909.21, 11,577.58 and 11,500 shares for 2000, 1999 and 1998 respectively.

(c) Computed using the number of shares outstanding at the end of the period

51,516.76,  26,909.21 and 11,577.58  for 2000, 1999 and 1998 respectively.









Adhia Funds, Inc.

Adhia Twenty Fund





Management Office



1311 N. Westshore Blvd., Suite 110

Tampa, FL  33607

Phone: (813) 289-8440

Fax: (813)289-8849





Board of Directors



Hitesh (John) P. Adhia

Dr. Thomas L. Wheelen

Pravin D. Patel

Anil Amlani







Investment Advisors



Adhia Investment Advisors, Inc.

1311 N. Westshore Blvd., Suite 110

Tampa, FL  33607

Phone: (813) 289-8440

Fax: (813) 289-8849





Transfer Agent and Dividend Disbursing Agent



Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN  46204 - 1897

Phone: (800) 627 8172

Fax: (317) 266 8756







Independent Auditors



Alan K. Geer, CPA, PA

7401 D Temple Terrace Highway

Temple Terrace, FL 33637